Condensed Statements of Changes in Stockholders' Equity (Deficit) (unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series A 1 A 2 A 3 A 4 [Member]	Preferred Stock Series B B 1 [Member]	Preferred Stock Series B 2 B 3 [Member]		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 0	$ 62	$ 124	$ 0	[1]	$ 9	$ 19,054,234	$ (31,886,036)	$ (12,831,606)
Beginning balance, shares at Dec. 31, 2021	0	6,247,695	12,434,500	5,812,809		905,685
Preferred stock dividend payable					[1]			(287,315)	(287,315)
Share-based compensation					[1]		23,122		23,122
Net income (loss)					[1]			(936,088)	(936,088)
Ending balance, value at Mar. 31, 2022	$ 0	$ 62	$ 124	$ 0	[1]	$ 9	19,077,356	(33,109,439)	(14,031,887)
Ending balance, shares at Mar. 31, 2022	0	6,247,695	12,434,500	5,812,809		905,685
Beginning balance, value at Dec. 31, 2021	$ 0	$ 62	$ 124	$ 0	[1]	$ 9	19,054,234	(31,886,036)	(12,831,606)
Beginning balance, shares at Dec. 31, 2021	0	6,247,695	12,434,500	5,812,809		905,685
Net income (loss)									(6,123,983)
Ending balance, value at Sep. 30, 2022	$ 0	$ 0	$ 0	$ 0	[1]	$ 78	41,358,200	(38,425,542)	2,932,737
Ending balance, shares at Sep. 30, 2022	0	0	0	0		7,821,515
Beginning balance, value at Mar. 31, 2022	$ 0	$ 62	$ 124	$ 0	[1]	$ 9	19,077,356	(33,109,439)	(14,031,887)
Beginning balance, shares at Mar. 31, 2022	0	6,247,695	12,434,500	5,812,809		905,685
Preferred stock dividend payable					[1]			(128,208)	(128,208)
Share-based compensation					[1]		701,505		701,505
Net income (loss)					[1]			(3,554,862)	(3,554,862)
Issuance of warrants					[1]		1,280		1,280
Exercise of convertible note warrants					[1]	$ 1	(1)
Exercise of convertible note warrants, shares						60,408
Conversion of preferred dividends payable to common stock					[1]	$ 10	4,272,411		4,272,420
Conversion of preferred dividends payable to common stock, shares						984,537
Conversion of preferred stock to common stock		$ (62)	$ (124)		[1]	$ 33	7,102,441		7,102,287
Conversion of preferred stock to common stock, shares		(6,247,695)	(12,434,500)	(5,812,809)		3,279,117
Conversion of accrued interest on promissory notes					[1]	$ 4	1,855,154		1,855,158
Conversion of accrued interest on promissory notes, shares						426,768
Issuance of common stock and warrants related to IPO, net issuance costs					[1]	$ 22	8,552,318		8,552,340
Issuance of common stock and warrants related to IPO, net issuance costs, shares						2,165,000
IPO issuance costs					[1]		(530,463)		(530,463)
Ending balance, value at Jun. 30, 2022	$ 0	$ 0	$ 0	$ 0	[1]	$ 78	41,032,001	(36,792,509)	4,239,570
Ending balance, shares at Jun. 30, 2022	0	0	0	0		7,821,515
Share-based compensation					[1]		326,199		326,199
Net income (loss)					[1]			(1,633,033)	(1,633,033)
Ending balance, value at Sep. 30, 2022	$ 0	$ 0	$ 0	$ 0	[1]	$ 78	41,358,200	(38,425,542)	2,932,737
Ending balance, shares at Sep. 30, 2022	0	0	0	0		7,821,515
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	[1]	$ 79	41,596,032	(39,370,153)	2,225,958
Beginning balance, shares at Dec. 31, 2022	0	0	0	0		7,861,515
Share-based compensation					[1]		82,531		82,531
Net income (loss)					[1]			(1,183,460)	(1,183,460)
Proceeds from sale of Series A preferred stock	$ 1,000				[1]				1,000
Proceeds from sale of Series A preferred stock, shares	1
Redemption of Series A Preferred stock	$ (1,000)				[1]				(1,000)
Redemption of Series A Preferred stock, shares	(1)
Ending balance, value at Mar. 31, 2023	$ 0	$ 0	$ 0	$ 0	[1]	$ 79	41,678,563	(40,553,613)	1,125,029
Ending balance, shares at Mar. 31, 2023	0	0	0	0		7,861,515
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	[1]	$ 79	41,596,032	(39,370,153)	2,225,958
Beginning balance, shares at Dec. 31, 2022	0	0	0	0		7,861,515
Net income (loss)									(3,646,027)
Ending balance, value at Sep. 30, 2023	$ 0	$ 0	$ 0	$ 0	[1]	$ 82	42,188,117	(43,016,179)	(827,980)
Ending balance, shares at Sep. 30, 2023	0	0	0	0		8,230,510
Beginning balance, value at Mar. 31, 2023	$ 0	$ 0	$ 0	$ 0	[1]	$ 79	41,678,563	(40,553,613)	1,125,029
Beginning balance, shares at Mar. 31, 2023	0	0	0	0		7,861,515
Share-based compensation					[1]		136,631		136,631
Net income (loss)					[1]			(1,454,557)	(1,464,557)
Issuance of warrants					[1]		37,500		37,500
Issuance of common shares					[1]	$ 3	175,616		175,619
Issuance of common shares, shares						339,360
Ending balance, value at Jun. 30, 2023	$ 0	$ 0	$ 0	$ 0	[1]	$ 82	42,028,310	(42,018,169)	10,223
Ending balance, shares at Jun. 30, 2023	0	0	0	0		8,200,875
Share-based compensation					[1]		137,307		137,307
Net income (loss)					[1]			(998,010)	(998,010)
Issuance of warrants					[1]		22,500		22,500
Issuance of common shares					[1]	$ 0	0
Issuance of common shares, shares						29,635
Ending balance, value at Sep. 30, 2023	$ 0	$ 0	$ 0	$ 0	[1]	$ 82	$ 42,188,117	$ (43,016,179)	$ (827,980)
Ending balance, shares at Sep. 30, 2023	0	0	0	0		8,230,510

[1]	Series B2 and B3 Preferred Stock amounts reflected in mezzanine equity in the relevant reporting periods.